SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of GDS Holdings, its subsidiaries and consolidated variable interest entities and variable interest entities' subsidiaries for which the Company is the primary beneficiary.

In certain regions of the PRC, the Company's operations are conducted through Shanghai Xinwan Enterprise Management Co., Ltd. ("Management HoldCo"), Beijing Wanguo Chang’an Science and Technology Co., Ltd. (“GDS Beijing"), GDS Beijing's subsidiaries and Shanghai Shu’an Data Services Co., Ltd. (“GDS Shanghai") (referred to as the “VIEs”) to comply with the PRC laws and regulations, which prohibit foreign investments in companies that are engaged in data center related business in those regions. Individuals acting as nominee equity holders ultimately hold the legal equity interests of the VIEs on behalf of the Company.

The equity holders of GDS Beijing and GDS Shanghai were William Wei Huang, CEO of the Company, and his relative. In order to enhance corporate governance and facilitate administration of the VIEs, in December 2019, GDS Holdings completed transfer of ownership of the 100% equity interest of GDS Beijing and GDS Shanghai from William Wei Huang and his relative to a newly established holding company, Management HoldCo. The entire equity interest in Management HoldCo is held by a number of management personnel designated by the Board of Directors of GDS Holdings. In conjunction with the transfer of legal ownership, GDS (Shanghai) Investment Co., Ltd. ("GDS Investment Company"), a subsidiary of GDS Holdings, entered into a series of contractual arrangements with Management HoldCo, its shareholders, GDS Beijing and GDS Shanghai to replace the previous contractual arrangements with GDS Beijing and GDS Shanghai on substantially the same terms under such previous contractual arrangements. The previous contractual arrangements were terminated simultaneously when the current contractual arrangements came into effect, and the subsidiary of GDS Holdings under the previous and current contractual arrangements is the same entity, namely GDS Investment Company. GDS Holdings also replaced the sole director of GDS Shanghai and certain subsidiaries of GDS Beijing with a board of three directors. William Wei Huang acts as the Chairman of the board of directors of Management HoldCo, GDS Investment Company, GDS Beijing and GDS Shanghai and their subsidiaries respectively. Other management members of GDS and board appointee serve as directors and officers of Management HoldCo., GDS Investment Company, GDS Beijing and GDS Shanghai and their subsidiaries.

This restructuring could reduce risk by allocating ownership of the VIEs among a larger number of individual management shareholders, and strengthen corporate governance with the establishment of the board of directors in the VIEs and its subsidiaries. This restructuring could also create a more stable ownership structure by avoiding reliance on a single or small number of natural persons, and by buffering the ownership of the VIEs with an additional layer of legal entities, creating an institutional structure that is tied to the Company's management philosophy and culture.

VIE Agreements were entered into among GDS Beijing, GDS Shanghai, Management HoldCo, its shareholders and GDS Investment Company. The following is a summary of the contractual VIE Agreements entered among GDS Investment Company, GDS Beijing, GDS Shanghai, Management HoldCo and its shareholders.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, each shareholder of Management HoldCo has pledged all of his or her equity interest in Management HoldCo as a continuing first priority security interest in favor of GDS Investment Company, as applicable, to respectively guarantee Management HoldCo's and its shareholders' performance of their obligations under the relevant contractual arrangement, and Management HoldCo has pledged all of its equity interest in GDS Beijing and GDS Shanghai as a continuing first priority security interest in favor of GDS Investment Company, as applicable, to respectively guarantee their performance of their obligations under the relevant contractual arrangement, which include the exclusive technology license and service agreement, loan agreement, exclusive call option agreement, and shareholder voting rights proxy agreement, and intellectual property rights license agreement. If GDS Beijing or GDS Shanghai or Management HoldCo or any of its shareholders breaches their contractual obligations under these agreements, GDS Investment Company, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Management HoldCo, GDS Beijing and GDS Shanghai in accordance with PRC law. Management HoldCo and each of its shareholders agrees that, during the term of the equity interest pledge agreements, it or he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of GDS Investment Company. The equity interest pledge agreements remain effective until GDS Beijing and GDS Shanghai and Management HoldCo and its shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered by Management HoldCo, GDS Beijing and GDS Shanghai in favor of GDS Investment Company with the relevant office of the Administration for Market Regulation in accordance with the PRC Property Rights Law.

Shareholder Voting Rights Proxy Agreements. Pursuant to the shareholder voting rights proxy agreements, each of GDS Beijing, GDS Shanghai, Management HoldCo and each of its shareholders has irrevocably appointed the PRC citizen(s) as designated by GDS Investment Company to act as GDS Beijing's, GDS Shanghai's, Management HoldCo's and its such shareholder 's exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Management HoldCo, GDS Beijing, GDS Beijing's subsidiaries, GDS Shanghai and GDS Shanghai's subsidiaries requiring shareholder approval, and appointing directors and executive officers. GDS Investment Company is also entitled to change the appointment by designating another PRC citizen(s) to act as exclusive attorney- in-fact of GDS Beijing, GDS Shanghai, Management HoldCo and its shareholders with prior notice to Management HoldCo or its such shareholders. Each shareholder voting rights proxy agreement will remain in force for so long as Management HoldCo remains a shareholder of GDS Beijing or GDS Shanghai and the shareholder remains a shareholder of Management HoldCo, as applicable.

Exclusive Technology License and Service Agreements. Under the exclusive technology license and service agreements, GDS Investment Company licenses certain technology to each of Management Holdco, GDS Beijing and GDS Shanghai and GDS Investment Company has the exclusive right to provide Management HoldCo, GDS Beijing and GDS Shanghai with technical support, consulting services and other services. Without GDS Investment Company's prior written consent, each of Management HoldCo, GDS Beijing and GDS Shanghai agrees not to accept the same or any similar services provided by any third party. Each of Management HoldCo, GDS Beijing and GDS Shanghai agrees to pay service fees on a yearly basis and at an amount equivalent to all of its net profits as confirmed by GDS Investment Company. GDS Investment Company owns the intellectual property rights arising out of its performance of these agreements. In addition, each of Management HoldCo, GDS Beijing and GDS Shanghai has granted GDS Investment Company an exclusive right to purchase or to be licensed with any or all of the intellectual property rights of Management HoldCo, GDS Beijing or GDS Shanghai at the lowest price permitted under PRC law. Unless otherwise agreed by the parties, these agreements will continue remaining effective.

Intellectual Property Rights License Agreements. Pursuant to an intellectual property rights license agreement between GDS Investment Company and each of Management HoldCo, GDS Beijing and GDS Shanghai, Management HoldCo, GDS Beijing and GDS Shanghai has granted GDS Investment Company an exclusive license to use for free any or all of the intellectual property rights owned by each of them from time to time, and without the parties' prior written consent, Management HoldCo, GDS Beijing and GDS Shanghai cannot take any actions, including without limitation to, transferring or licensing outside its ordinary course of business any intellectual property rights to any third parties, which may affect or undermine GDS Investment Company's use of the licensed intellectual property rights from Management HoldCo, GDS Beijing and GDS Shanghai. The parties have also agreed under the agreement that GDS Investment Company should own the new intellectual property rights developed by it regardless whether such development is dependent on any of the intellectual property rights owned by Management HoldCo, GDS Beijing and

GDS Shanghai. This agreement can only be early terminated by prior mutual consent of the parties and need to be renewed upon GDS Investment Company's unilateral request.

Exclusive Call Option Agreements. Pursuant to the exclusive call option agreements, Management HoldCo and each of its shareholders has irrevocably granted GDS Investment Company an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of Management HoldCo's equity interests in GDS Beijing and GDS Shanghai or its such shareholders' equity interests in Management HoldCo. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without GDS Investment Company's prior written consent, Management HoldCo and its shareholders have agreed that each of Management HoldCo, GDS Beijing and GDS Shanghai shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans, distribute dividends to the shareholders and etc. These agreements will remain effective until all equity interests of Management HoldCo, GDS Beijing and GDS Shanghai held by their shareholders have been transferred or assigned to GDS Investment Company or its designated person(s).

Loan Agreements. Pursuant to the loan agreements between GDS Investment Company and Management HoldCo or its shareholders, GDS Investment Company has agreed to extend loans in an aggregate amount of RMB310,100 to Management HoldCo solely for the capitalization of GDS Beijing and GDS Shanghai and RMB1,000 to the shareholders of Management HoldCo solely for the capitalization of Management HoldCo. Pursuant to the loan agreements, GDS Investment Company has the right to require repayment of the loans upon delivery of thirty-day's prior notice to Management HoldCo or its shareholders, as applicable, and Management HoldCo or its shareholders can repay the loans by either sale of their equity interests in GDS Beijing and GDS Shanghai or Management HoldCo, as applicable, to GDS Investment Company or its designated person(s) pursuant to their respective exclusive call option agreements, or other methods as determined by GDS Investment Company pursuant to its articles of association and the applicable PRC laws and regulations.

Under the terms of the VIE Agreements, the Company has (i) the right to receive service fees on a yearly basis at an amount equivalent to all of the net profits of the VIEs under the exclusive technology license and services agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law; and (iv) the right to require each of the shareholder of the VIEs to appoint the PRC citizen(s) as designated by GDS Investment Company to act as such shareholder 's exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder 's equity interest in the VIEs, and appointing directors and executive officers.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company has a controlling financial interest in the VIEs because the Company has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. The terms of the VIE Agreements and the Company’s financial support to the VIEs were considered in determining that the Company is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to the Company.

The Company has been advised by its PRC legal counsel that each of the VIE agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws and the ownership structure of the VIEs does not violate applicable PRC Laws. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and future PRC laws and regulations. There can be no assurance that the PRC authorities will take a view that is not contrary to or otherwise different. If the current ownership structure of the Company and the VIE Agreements are determined to be in violation of any existing or future PRC laws and regulations, the PRC government could:

●	Levy fines on the Company or confiscate income of the Company;
●	Revoke or suspend the VIEs' business or operating licenses;
●	Discontinue or place restrictions or onerous conditions on VIE's operations;
●	Require the Company to discontinue their operations in the PRC;
●	Require the Company to undergo a costly and disruptive restructuring;
●	Take other regulatory or enforcement actions that could be harmful to the Company's business.

The imposition of any of these government actions could result in the termination of the VIE agreements, which would result in the Company losing the (i) ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs and thus result in the deconsolidation of the VIEs in the Company's consolidated financial statements.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries, including the liabilities with recourse to the primary beneficiary, which represented the borrowings guaranteed by GDS Holdings.

	As of
	December 31, 2019	June 30, 2020
Assets
Current assets
Cash	730,960	888,353
Accounts receivable, net of allowance for doubtful accounts	858,764	1,278,630
VAT recoverable	46,817	45,870
Prepaid expenses	39,124	55,175
Other current assets	32,929	45,152
Total current assets	1,708,594	2,313,180

Property and equipment, net	2,911,727	2,834,443
Intangible assets, net	159,860	149,278
Operating lease right-of-use assets	91,329	169,556
Deferred tax assets	34,157	39,486
Restricted cash	29,508	49,987
VAT recoverable	136,011	123,264
Other non-current assets	75,873	98,761
Total assets	5,147,059	5,777,955

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	493,614	536,023
Accounts payable	181,448	243,637
Accrued expenses and other payables	160,401	199,029
Deferred revenue	68,003	52,290
Operating lease liabilities, current	31,869	41,576
Finance lease and other financing obligations, current	125,318	27,339
Total current third-party liabilities	1,060,653	1,099,894

Long-term borrowings, excluding current portion	1,335,084	1,289,454
Operating lease liabilities, non-current	66,387	133,719
Finance lease and other financing obligations, non-current	921,965	986,301
Deferred tax liabilities	76,297	81,302
Other long-term liabilities	29,950	20,496
Total third-party liabilities	3,490,336	3,611,166
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	1,534,768	1,957,479
Total liabilities	5,025,104	5,568,645

As of December 31, 2019 and June 30, 2020, accounts receivable of RMB83,468 and RMB85,870, respectively, and property and equipment of RMB114,344 and RMB150,800, respectively, of VIEs were pledged solely to secure banking borrowings of VIEs.

Net revenue, net income, operating, investing and financing cash flows of the VIEs that were included in the Company’s consolidated financial statements for the six-month periods ended June 30, 2019 and 2020 are as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Net revenue	1,837,452	2,489,175
Net income	7,036	87,354
Net cash provided by operating activities	24,371	261,379
Net cash used in investing activities	(91,297)	(68,734)
Net cash used in financing activities	(4,790)	(14,773)

The unrecognized revenue producing assets that are held by the VIEs comprise of internally developed software, intellectual property and trademarks which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.

Costs recognized by the VIEs for outsourcing and other services provided by other entities within the Company were RMB921,386 (unaudited) and RMB1,319,663, respectively for the six-month periods ended June 30, 2019 and 2020, net of the services provided to other entities within the Company. These inter-company transactions are eliminated in the consolidated financial statements.

(b)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of long-lived assets, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the fair value of the reporting unit for the goodwill impairment test, the allowance for doubtful accounts receivable, the valuation of derivatives, the realization of deferred income tax assets, the fair value of share-based compensation awards, the recoverability of long-lived assets, valuation  of right-of-use assets and the fair value of the asset retirement obligation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c)   Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company does not have any cash equivalents as of December 31, 2019 and June 30, 2020.

(d)   Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s use, as security for bank borrowings, related interests and certain special capital expenditures. Upon repayment of bank borrowings and the related interests, the deposits are released by the bank and available for general use by the Company.

(e)   Fair value of financial instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (Note 16 to the consolidated financial statements):

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

(f)   Contract balances

The timing of revenue recognition, billings and cash collections result in accounts receivable, contract assets and contract liabilities (i.e. deferred revenue). Accounts receivable are recorded at the invoice amount, net of an allowance for doubtful account and is recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Prior to the adoption of ASC 326, Financial Instruments – Credit Loss, the Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the accounts receivable aging, and the customers’ repayment patterns. The Company reviews its allowance for doubtful accounts on a customer-by-customer basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Upon adoption of ASC 326 starting from January 1, 2020, the provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Company uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Company’s control. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the allowance for doubtful accounts. The Company does not have any off-balance-sheet credit exposure related to its customers.

A contract asset exists when the Company has transferred products or provided services to its customers but customer payment is contingent upon satisfaction of additional performance obligations. Contract assets are recorded in other current assets and other assets in the consolidated balance sheet.

Deferred revenue (a contract liability) is recognized when the Company has an unconditional right to a payment before it transfers goods or services to customers.

(g)   Equity Method Investments

The Company’s investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are generally accounted for under the equity method of accounting, as the Company concluded it does not have control, but has the ability to exercise significant influence over the investees. Equity method investments are initially measured at cost, and are subsequently adjusted for cash contributions, distributions and the Company’s share of the income and losses of the investees. The Company records its equity method investment in other non-current assets in the consolidated balance sheet. The Company’s proportionate share of the income or loss from its equity method investment are recorded in others, net in the consolidated statement of operations. The Company reviews its investment periodically to determine if any investment may be impaired considering both qualitative and quantitative factors that may have a significant impact on the investees’ fair value. The Company did not record any impairment charges related to its equity method investment for the six-month periods ended June 30, 2019 and 2020. Equity method investment is recorded in other non-current assets on the consolidated balance sheets.

(h)   Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired under finance leases are initially recorded at the present value of minimum lease payments.

Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives are presented below.

Land	Remaining lease terms
Buildings	Shorter of the lease term and 30 years
Data center equipment
- Machinery	10 - 20 years
- Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the
estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Construction in progress primarily consists of the cost of data center buildings and the related construction expenditures that are required to prepare the data center buildings for their intended use.

No depreciation is provided in respect of construction in progress until it is substantially completed and ready for its intended use. Once a data center building is ready for its intended use and becomes operational, construction in progress is transferred to the respective category of property and equipment and is depreciated over the estimated useful life of the underlying assets.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets. For assets acquired under a finance lease, the assets are amortized in a manner consistent with the Company’s normal depreciation policy for owned assets if the lease transfers ownership to the Company by the end of the lease term or contains a bargain-purchase-option. Otherwise, assets acquired under a finance lease are amortized over the lease term.

(i)   Long-lived assets held for sale

Long-lived assets are classified as held-for-sale if: (1) the Company has committed to a plan to sell the assets that are available for sale in its present condition, including initiating actions to complete the sale that is probable to qualify for as a completed sale within one year; (2) it is unlikely that significant changes to the plan will be made or the plan will be withdrawn; (3) the assets are being marketed for sale at a price that is reasonable in related to its current value. Long-lived assets held for sale are recorded at the lower of carrying value and fair value less cost to sell. A loss shall be recognized for any initial or subsequent write-down to fair-value less cost to sell. Long-lived assets held for sale are not depreciated while classified as held for sale.

(j)   Leases

The Company is a lessee in several non-cancellable operating leases and finance leases, primarily for data centers, lands, offices and other equipment. The Company adopted ASC 842 on January 1, 2019, using a modified retrospective method.

The Company determines if an arrangement is or contains a lease at its inception.

The Company recognizes lease liabilities and right-of-use (“ROU”) assets at lease commencement date. Lease liabilities are initially and subsequently measured at the present value of unpaid lease payments at the lease commencement date and is subsequently measured at amortized cost using the effective-interest method. Since most of the Company’s leases do not provide an implicit rate, the Company uses its own incremental borrowing rate on a collateralized basis in determining the present value of unpaid lease payments.

ROU assets are initially measured at cost, which consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company. Variable lease payments are excluded from the measurement of ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. For operating leases, the Company recognizes a single lease cost on a straight-line basis over the remaining lease term. For finance leases, the ROU assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term. Amortization of the ROU assets are recognized and presented separately from interest expense on the lease liability.

ROU assets for operating and finance leases are periodically reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Prior to the adoption of ASC 842, Leases, prepayment for land use rights are presented as prepaid land use rights on the consolidated balance sheet and are measured at cost and subsequently amortized using the straight-line method. Upon the adoption of ASC 842 on January 1, 2019, land use rights acquired are assessed in accordance with ASC 842 and recognized in operating lease right-of-use assets if they meet the definition of operating lease, or property and equipment if they meet the definition of finance lease.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise).

The Company records an asset and related financing obligation for the estimated construction costs under build-to-suit lease arrangements where it controls the asset during construction. Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the deemed sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company keeps the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability.

If a lease is modified and that modification is not accounted for as a separate contract, the classification of the lease is reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date.

(k)   Asset retirement costs

The Company’s asset retirement obligations are primarily related to its data center buildings, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition.

The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the asset or the term of the lease subsequent to the initial measurement. The Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in cost of revenue.

Asset retirement obligations are recorded in other long-term liabilities. The following table summarizes the activity of the asset retirement obligation liability:

Asset retirement obligations as of December 31, 2019	52,441
Additions	8,438
Accretion expense	1,840

Asset retirement obligations as of June 30, 2020	62,719

(l)   Intangible assets

Intangible assets acquired in the acquisitions comprised of customer relationships and licenses.

The weighted-average amortization period by major intangible asset class is as follows:

Customer relationships	5-15 years
Licenses	20 years

Customer relationships represent the orders, backlog and customer lists, which arise from contractual rights or through means other than contracts. Customer relationships are amortized using a straight-line method, as the pattern in which the economic benefits of the intangible assets are consumed or used up cannot be reliably determined. The amortization period of customer relationships is determined based on the remaining contractual period of the contracts with the customers at the time of acquisition and an estimate of the contract renewal period.

Licenses are amortized using a straight-line method over the estimated beneficial period. The amortization period of licenses is determined based on the terms of those licenses.

(m)   Prepaid land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR acquired before the adoption of ASC 842, and are carried at cost less accumulated amortization. Amortization is provided on a straight-line basis over the remaining terms of the land use right ranging from 27 to 42 years.

(n)   Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the acquisition that are not individually identified and separately recognized.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. Application of the goodwill impairment test requires judgment, including the identification of the reporting unit, assignment of assets and liabilities to the reporting unit, assignment of goodwill to the reporting unit, and determination of the fair value of each reporting unit.

The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the goodwill impairment test is not required. If the goodwill impairment test is required, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. In assessing the qualitative factors, the Group considered the impact of key factors such as changes in the general economic conditions including the impact of COVID-19, changes in industry and competitive environment, stock price, actual revenue performance compared to previous years, and cash flow generation. Based on the results of the qualitative assessment completed as of June 30, 2020, there were no indicators of impairment. Therefore, no impairment charge was recognized for the six-month period ended June 30, 2020.

(o)   Impairment of long-lived assets

Long-lived assets (primarily including property and equipment, operating lease right-of-use assets and prepaid land use rights) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived assets or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. For the purposes of impairment testing of long-lived assets, the Company has concluded that an individual data center is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. When there were circumstances that require a long-lived asset or asset group for certain data centers be tested for possible impairment, the Company compared undiscounted cash flows generated by that asset or asset group to its carrying amount. As a result of the test, the carrying amount of the long-lived assets or asset group is recoverable on an undiscounted cash flow basis. Accordingly, no impairment losses were recorded for long-lived assets for the six-month period ended June 30, 2020.

(p)   Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity by entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheets.

As of December 31, 2019 and June 30, 2020, the Company recorded a VAT recoverable of RMB129,994 and RMB114,575 in current assets, and RRMB888,483 and RMB1,129,440 in non-current assets, respectively. The Company also recorded VAT payables of RMB7,886 and RMB16,663 in accrued expenses and other payables, respectively, in the consolidated balance sheets as of December 31, 2019 and June 30, 2020.

(q)   Derivative financial instruments

Derivative financial instruments are recognized initially at fair value. At the end of each reporting period, the fair value is remeasured. The gain or loss on remeasurement to fair value is recognized immediately in profit or loss.

The Company entered into interest rate swap and foreign currency forward contracts primarily for the purpose to manage the interest rate risk for the long-term borrowings. The Company has elected not to apply hedge accounting to these derivative instruments and recognized all derivatives on the Company’s consolidated balance sheets at fair value. The Company estimates the fair value of its interest rate swap and foreign currency forward contracts using a pricing model based on market observable inputs. Fair value gains or losses associated with interest rate swap and foreign currency forward contracts are recorded within interest expenses and foreign exchange gain (loss) in the Company’s consolidated statements of operations. Cash received or paid for realized gains or losses associated with interest rate swap and foreign currency forward contracts are included in operating cash flows in the consolidated statements of cash flows.

For further information on derivative financial instruments, see Note 15 below.

(r)   Commitment and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(s)   Revenue recognition

The Company recognizes revenue as the Company satisfies a performance obligation by transferring control over a good or service to a customer. For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time. Revenue is measured as the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

For contracts with customers that contain multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct or as a series of distinct obligations if the individual performance obligations meet the series criteria. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The transaction price is allocated to the separate performance obligation on a relative standalone selling price basis. The standalone selling price is determined based on overall pricing objectives, taking into consideration market conditions, geographic locations and other factors.

The Company derives revenue primarily from the delivery of (i) colocation services; (ii) managed services, including managed hosting services and managed cloud services. The remainder of the Company’s revenue is from IT equipment sales that are either sold on a stand-alone basis or bundled in a managed service contract arrangement and consulting services.

Colocation services are services where the Company provides space, power and cooling to customers for housing and operating their IT system equipment in the Company’s data centers.

Managed hosting services are services where the Company provides outsourced services to manage the customers’ data center operations, including data migration, IT operations, security and data storage.

Managed cloud services are services where the Company offers direct private connection to major cloud platforms, an innovative service platform for managing hybrid clouds and, where required, the resale of public cloud services.

Certain contracts with customers for colocation services and managed services provide for variable considerations that are primarily based on the usage of such services. Revenues on such contracts are recognized based on the agreed usage-based fees as the actual services are rendered throughout the contract term. Certain contracts with remaining customers provide for a fixed consideration over the contract service period. Revenue on such contracts are recognized on a straight-line basis over the term of the contract.

In certain colocation and managed hosting service contracts, the Company agrees to charge customers for their actual power consumption. Relevant revenue is recognized based on actual power consumption during each period. In certain other colocation and managed hosting service contracts, the Company specifies a fixed power consumption limit each month for customers. If a customer ’s actual power consumption is below the limit, no additional fee is charged. If the actual power consumption is above the limit, the Company charges the customer additional  power  consumption fees calculated based on the portion of actual power consumption exceeding the limit, multiplied by a fixed unit price, which is determined based on market price, without providing the customer with any rights to acquire additional goods or services. Accordingly, relevant revenue is recognized each month based on actual additional power consumption fees.

The Company’s colocation service and managed service contracts with customers contain both lease and non-lease components. The Company elected to adopt the practical expedient which allows lessors to combine lease and non-lease components and account for them as one component if i) they have the same timing and pattern of transfer; and ii) the lease component, if accounted for separately, would be classified as an operating lease. The Company elected to apply the practical expedient on the contracts that meet the conditions. In addition, the Company has performed a qualitative analysis to determine that the non-lease component is the predominant component of its revenue stream as the customer would ascribe more value to the services provided rather than to the lease component. Therefore, the combined component is accounted for in accordance with the current revenue accounting guidance (“Topic 606”). For contracts that do not meet the conditions required to adopt the practical expedient, the lease component is accounted for in accordance with the current lease accounting guidance (“Topic 842”), which is immaterial for the six-month periods ended June 30, 2019 and 2020. The Company has elected to apply the practical expedient on a prospective basis.

Revenue recognized for colocation or managed hosting and cloud services delivered prior to billing is recorded within accounts receivable. The Company generally bills the customer on a monthly or quarterly basis in arrears.

Cash received in advance from customers prior to the delivery of the colocation or managed hosting and cloud services is recorded as deferred revenue.

The sale of IT equipment is recognized when the customer obtains control of the equipment, which is typically when delivery has occurred, the customer accepts the equipment and the Company has no performance obligation after the delivery.

In certain managed service contracts, the Company sells and delivers IT equipment such as servers and computer terminals prior to the delivery of the services. Since sale of equipment can be distinguished and is separately identifiable from other promises in the contract and it is distinct within the context of the contract, the sale of equipment is considered a separate performance obligation.

Accordingly, the contract consideration is allocated to the equipment and the managed services based on their relative standalone selling prices.

Consulting services are provided to customers for a fixed amount over the service period, usually less than one year. The Company recognizes revenues from consulting services over the period when the services were provided, since customers simultaneously receive and consume the benefit of the services. The Company uses the input method based on the pattern of service provided to the customers.

Revenue is generally recognized on a gross basis as the Company is primarily responsible for fulfilling the contract, assumes inventory risk and has discretion in establishing the price when selling to the customer. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records the revenue on a net basis.

(t)   Cost of revenues

Cost of revenues consists primarily of utility costs, depreciation of property and equipment, rental costs, labor costs and other costs directly attributable to the provision of the service revenue.

(u)   Research and development and advertising costs

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB8,839 (unaudited) and RMB18,987, respectively for the six-month periods ended June 30, 2019 and 2020. Research and development costs consist primarily of payroll and related personnel costs for developing or significantly improving the Company’s services and products.

Advertising costs amounted to RMB2,308 (unaudited) and RMB1,669, respectively for the six-month periods ended June 30, 2019 and 2020.

(v)   Government grants

Government grants are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Company for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income.

Subsidies for the acquisition of property and equipment are recorded as a liability until earned and then depreciated over the useful life of the related assets as a reduction of the depreciation charges. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights. In 2010 and 2011, the Company received government subsidies that required the Company to operate in a particular area for a certain period. The Company recorded the subsidies in other long-term liabilities when the subsidies were received and subsequently recognized as government subsidy income ratably over the period the Company is required to operate in the area. In 2017, the Company received government subsidies that required the Company to pass certain inspection on the related project. The Company recorded such subsidies in other long-term liabilities when received, which are reclassified to accrued expenses and other payables when the inspection is expected to be completed within one year, and will be recorded as government subsidy income when the conditions are met.

As of December 31, 2019 and June 30, 2020, deferred government grants of RMB6,507 and RMB6,196 are recorded in other long-term liabilities, respectively. Deferred government grants of RMB6,003 and RMB172 are recorded in accrued expenses and other payables, respectively, in the consolidated balance sheets as of December 31, 2019 and June 30, 2020.

(w)   Capitalized interest

A reconciliation of total interest costs to “Interest expenses” as reported in the consolidated statements of operations for six-month periods ended June 30, 2019 and 2020 is as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Total interest costs	510,568	598,296
Less: interest costs capitalized	(43,877)	(29,001)

Interest expenses	466,691	569,295

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. The capitalization of interest costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of interest costs is ceased when the asset is substantially complete and ready for its intended use.

(x)   Debt issuance costs

Debt issuance costs are capitalized and are amortized over the life of the related debts based on the effective interest method. Such amortization is included as a component of interest expense.

Unamortised debt issuance costs of RMB273,822 and RMB277,563 are presented as a reduction of debt as of December 31, 2019 and June 30, 2020, respectively.

(y)   Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets for which it is more likely than not that the related tax benefits will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

(z)   Share-based compensation

The Company accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity instrument issued. The grant-date fair value of the award is recognized as compensation expense, net of forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve. Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

The Company recognizes the estimated compensation cost of service-based restricted share based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of forfeitures, over its respective vesting term. The Company recognizes the estimated compensation cost of performance-based restricted share based on the fair value of its ordinary shares on the date of the grant. The rewards are earned upon attainment of identified performance goals. The Company recognizes the compensation cost, net of forfeitures, over the performance period. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period.

The Company accounts for forfeitures when they occur. Compensation cost previously recognized are reversed in the period the award is forfeited, for an award that is forfeited before completion of the requisite service period.

Share-based payment transactions with nonemployees in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the earlier of either the date on which the counterparty’s performance is complete or the date at which a commitment for performance by the counterparty to earn the equity instrument is reached.

For further information on share-based compensation, see Note 18 below.

(aa)  Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 28% to 49% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided.

(bb)  Foreign currency translation and foreign currency risks

The functional currency of GDS Holdings is the USD (“US$”), whereas the functional currency of its subsidiaries and consolidated VIEs in PRC, subsidiaries in Hong Kong SAR and subsidiaries in Singapore is the RMB, Hong Kong dollar (“HKD”) and Singapore dollar (“SGD”), respectively. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC.

Transactions denominated in currencies other than the functional currency are re- measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are recognized in profit or loss and are reported in foreign currency exchange gain (loss) on a net basis.

The results of foreign operations are translated into RMB at the exchange rate as of the balance sheet date for assets and liabilities, the average daily exchange rate for each month for income and expense items and the historical exchange rates for equity accounts. Translation gains and losses are recorded in other comprehensive income and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and restricted cash denominated in RMB amounted to RMB2,119,758 and RMB2,693,980 as of December 31, 2019 and June 30, 2020, respectively.

As of June 30, 2020, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore, and were denominated in the following currencies:

	RMB	USD	HKD	JPY	EUR	SGD

In PRC	2,657,679	71,653	—	—	—	—
In Hong Kong SAR	36,301	17,641	210,906	30,909	146	—
In US	—	630,873	—	—	—	—
In Singapore	—	4,258	—	—	—	1,605

Total in original currency	2,693,980	724,425	210,906	30,909	146	1,605
RMB equivalent	2,693,980	5,128,567	192,641	2,034	1,166	8,155

(cc)  Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalent, restricted cash, and accounts receivable. The Company’s investment policy requires cash and cash equivalents and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Company regularly evaluates the credit standing of the counterparties or financial institutions.

The Company conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments. Historically, credit losses on accounts receivable have been insignificant.

(dd)  Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) attributable to the Company’s ordinary shareholders is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. The Company’s redeemable preferred shares (Note 14) are participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of redeemable preferred shares and convertible bonds (using the as-if- converted method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per share if the impact is anti-dilutive.

(ee)  Changes in accounting principle

1)	The Company adopted ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement on January 1, 2020. This ASU changes the fair value measurement disclosure requirements of ASC 820. Under this ASU, key provisions include new, eliminated and modified disclosure. The adoption of this ASU does not have a material impact on the consolidated financial statements.
2)	The Company adopted ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment on January 1, 2020. This ASU is to simplify the subsequent measurement of goodwill. The ASU eliminates step 2 from the goodwill impairment test and the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This ASU is applied on a prospective basis. The adoption of this standard does not have impact on the Company’s consolidated financial statements.
3)	The Company adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326” on January 1, 2020 using the modified retrospective approach. ASC 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASC 326 eliminates the probable initial recognition threshold in current GAAP and, instead, reflects an entity’s current estimate of all expected credit losses. This adoption did not have material impact on the Company’s consolidated financial statements.

(ff)  Recently Issued Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Income Tax (Topic 740), Simplifying the Accounting for Income Taxes, which simplifies accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The ASU also improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public entities, the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted including adoption in any interim period for periods for which financial statements have not yet been issued. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments – Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which clarifies the interaction for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact on the adoption of this standard will have on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40), which reduces the number of accounting models for convertible debt instruments and convertible preferred stock and clarifies the scope and certain requirements under Subtopic 815-40. The ASU also improves the guidance related to the disclosures and earnings-per-share (EPS) for convertible instruments and contract in entity's own equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact on the adoption of this standard will have on its consolidated financial statements.